Debt (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of debt
The total debt obligations are as follows (dollars in thousands):

	Maturities	Effective Interest Rates	June 30, 2025	December 31, 2024
DDTL 1.0 Facility	March 2028	15%	$1,782,500	$2,012,500
DDTL 2.0 Facility	May 2029	11%	4,953,967	3,843,819
2030 Senior Notes	June 2030	10%	2,000,000	—
2024 Term Loan Facility	April 2025	12%	—	1,000,000
Revolving Credit Facility	June 2027	7%	450,000	—
OEM Financing Arrangements	March 2026 – May 2028	9-10%	1,728,388	1,177,158
Magnetar Loan	January 2029	12%	256,630	—
Total principal of debt			11,171,485	8,033,477
Less: Unamortized discount and issuance costs			(119,984)	(107,137)
Total debt, net of unamortized discount and issuance costs			11,051,501	7,926,340
Less: Debt, current			(3,627,664)	(2,468,425)
Total debt, non-current			$7,423,837	$5,457,915

The total debt obligations are as follows (in thousands):

	Maturities	Effective Interest Rates	December 31, 2023	December 31, 2024
2021 Convertible Senior Secured Notes	October 2025	17%	$55,125	$—
2022 Senior Secured Notes	October 2025 – April 2026	10%	125,000	—
Delayed Draw Term Loan Facility 1.0	March 2028	15%	1,374,924	2,012,500
Delayed Draw Term Loan Facility 2.0	May 2029	11%	—	3,843,819
2024 Term Loan Facility	December 2025	12%	—	1,000,000
Original Equipment Manufacturer financing arrangements	February 2026 – October 2027	9% – 11%	—	1,177,158
Total principal of debt			1,555,049	8,033,477
Less: Unamortized discount and issuance costs			(31,795)	(107,137)
Total debt, net of unamortized discount and issuance costs			1,523,254	7,926,340
Less: Debt, current			(171,865)	(2,468,425)
Total debt, non-current			$1,351,389	$5,457,915

Schedule of maturities of long-term debt
As of June 30, 2025, the future principal payments for the Company’s total debt were as follows (in thousands):

Years Ending December 31,	Amount
Remaining portion of 2025	$986,052
2026	4,218,457
2027	2,833,142
2028	1,010,054
2029	123,780
Thereafter	2,000,000
Total	$11,171,485

As of December 31, 2024, the future principal payments for the Company’s total debt were as follows (in thousands):

Years Ending December 31,	Amount
2025	$2,483,202
2026	3,102,384
2027	1,771,071
2028	548,093
2029	128,727
Total	$8,033,477

Schedule of debt interest expense
The total interest expense for the Company’s debt obligations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Contractual interest expense	$250,312	$100,237	$483,084	$164,859
Amortization of debt discounts and issuance costs and accretion of redemption premiums	29,036	7,547	66,727	15,605
Less: capitalized interest	(23,186)	(40,687)	(36,278)	(72,864)
Total	$256,162	$67,097	$513,533	$107,600

For the years ended December 31, 2022, 2023, and 2024, total interest expense for the Company’s debt obligations was as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Contractual interest expense	$4,914	$30,189	$474,844
Amortization of debt discounts and issuance costs and accretion of redemption premiums	3,803	16,533	33,376
PIK interest	—	21,621	—
Less: capitalized interest	(343)	(41,376)	(159,017)
Total	$8,374	$26,967	$349,203

Schedule of lease payments for finance leases
As of June 30, 2025, the future payments under the financing obligation and finance lease due to the DCSP were as follows (in thousands):

Years Ending December 31,	Financing obligation	Finance lease
Remaining portion of 2025	$9,835	$9,360
2026	19,658	18,720
2027	19,645	18,720
2028	19,630	18,720
2029	19,616	18,720
Thereafter	175,800	168,480
Total future payments	264,184	252,720
Less: amount representing interest	(149,548)	(130,350)
Total	114,636	122,370
Less: current portion	(2,910)	(3,682)
Long-term portion	$111,726	$118,688

As of December 31, 2024, the future contractual principal payments under the financing obligation due to the DCSP were as follows (in thousands):

Years Ending December 31,	Contractual Principal Payments
2025	$19,672
2026	19,658
2027	19,645
2028	19,630
2029	19,616
Thereafter	175,800
Total future payments	274,021
Less: amount representing interest	(158,081)
Total financing obligation	$115,940
Less: current portion	(2,087)
Long-term portion	$113,853